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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-08448

                         Pioneer Emerging Markets Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Emerging Markets Fund

 Schedule of Investments 8/31/14 (unaudited)

 Shares

 Value

 PREFERRED STOCKS - 0.0% †

 Energy - 0.0% †

 Integrated Oil & Gas - 0.0% †

 2,401

 Petroleo Brasileiro SA

 $

 25,028

 Total Energy

 $

 25,028

 TOTAL PREFERRED STOCKS

 (Cost $16,692)

 $

 25,028

 COMMON STOCKS - 96.9%

 Energy - 6.4%

 Oil & Gas Equipment & Services - 2.3%

 791,400

 Dayang Enterprise Holdings Bhd

 $

 922,226

 495,660

 TMK OAO (G.D.R.)

 4,838,630

 $

 5,760,856

 Integrated Oil & Gas - 0.3%

 729,200

 China Petroleum & Chemical Corp.

 $

 738,371

 Oil & Gas Refining & Marketing - 3.8%

 450,350

 Cosan SA Industria e Comercio

 $

 9,348,783

 Total Energy

 $

 15,848,010

 Materials - 11.3%

 Fertilizers & Agricultural Chemicals - 4.9%

 1,073,758

 PhosAgro OAO (G.D.R.)

 $

 12,135,965

 Specialty Chemicals - 0.3%

 2,118,000

 Tianhe Chemicals Group, Ltd. *

 $

 631,043

 Construction Materials - 2.9%

 66,782,000

 West China Cement, Ltd.

 $

 7,145,949

 Metal & Glass Containers - 0.5%

 300,436

 Nampak, Ltd.

 $

 1,200,375

 Aluminum - 0.4%

 1,168,000

 China Hongqiao Group, Ltd.

 $

 982,311

 Diversified Metals & Mining - 2.3%

 15,976,000

 MMG, Ltd. *

 $

 5,801,636

 Total Materials

 $

 27,897,279

 Capital Goods - 6.8%

 Construction & Engineering - 5.1%

 1,417,914

 Astaldi S.p.A.

 $

 12,453,474

 Construction & Farm Machinery & Heavy Trucks - 0.0% †

 132,000

 CSR Corp., Ltd. *

 $

 118,914

 Trading Companies & Distributors - 1.7%

 3,826,000

 Noble Group, Ltd.

 $

 4,165,241

 Total Capital Goods

 $

 16,737,629

 Transportation - 6.6%

 Airlines - 1.5%

 8,502,497

 Air Arabia PJSC

 $

 3,202,868

 3,898

 Copa Holdings SA

 479,376

 $

 3,682,244

 Trucking - 0.2%

 715,131

 Aramex PJSC

 $

 619,180

 Highways & Railtracks - 4.9%

 4,055,297

 OHL Mexico SAB de CV *

 $

 11,988,926

 Total Transportation

 $

 16,290,350

 Automobiles & Components - 10.7%

 Auto Parts & Equipment - 5.5%

 1,571,458

 Tupy SA

 $

 13,532,781

 Automobile Manufacturers - 5.2%

 2,037,172

 Tata Motors, Ltd.

 $

 12,777,631

 Total Automobiles & Components

 $

 26,310,412

 Consumer Durables & Apparel - 5.1%

 Leisure Products - 5.1%

 25,231,000

 Goodbaby International Holdings, Ltd.

 $

 12,529,565

 Total Consumer Durables & Apparel

 $

 12,529,565

 Consumer Services - 0.4%

 Casinos & Gaming - 0.4%

 1,220,393

 NagaCorp, Ltd.

 $

 952,475

 Total Consumer Services

 $

 952,475

 Media - 0.5%

 Cable & Satellite - 0.5%

 8,921

 Naspers, Ltd.

 $

 1,134,734

 Total Media

 $

 1,134,734

 Retailing - 0.6%

 Specialty Stores - 0.6%

 32,615

 FF Group *

 $

 1,349,994

 Total Retailing

 $

 1,349,994

 Food, Beverage & Tobacco - 4.5%

 Packaged Foods & Meats - 4.5%

 1,048,287

 Flour Mills of Nigeria Plc

 $

 430,660

 3,121,702

 Marfrig Global Foods SA *

 10,591,489

 $

 11,022,149

 Total Food, Beverage & Tobacco

 $

 11,022,149

 Pharmaceuticals, Biotechnology & Life Sciences - 0.7%

 Pharmaceuticals - 0.7%

 63,224

 Hikma Pharmaceuticals Plc

 $

 1,809,113

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 1,809,113

 Banks - 11.4%

 Diversified Banks - 11.4%

 3,766,000

 China Construction Bank Corp.

 $

 2,794,726

 7,061

 Credicorp, Ltd.

 1,094,949

 159,984

 Erste Group Bank AG

 4,105,645

 93,981

 ICICI Bank, Ltd.

 2,415,184

 3,929,000

 Industrial & Commercial Bank of China, Ltd.

 2,602,081

 902,415

 Mega Financial Holding Co., Ltd.

 779,769

 4,114,999

 Philippine National Bank *

 8,229,557

 304,644

 TBC Bank JSC (G.D.R.) *

 4,724,848

 26,669,262

 United Bank for Africa Plc

 1,222,848

 $

 27,969,607

 Total Banks

 $

 27,969,607

 Diversified Financials - 5.9%

 Other Diversified Financial Services - 4.5%

 4,753,000

 China Conch Venture Holdings, Ltd. *

 $

 11,011,431

 Consumer Finance - 0.5%

 462,678

 Credito Real SAB de CV

 $

 1,231,590

 Investment Banking & Brokerage - 0.9%

 1,355,200

 Haitong Securities Co., Ltd.

 $

 2,166,490

 Total Diversified Financials

 $

 14,409,511

 Insurance - 1.7%

 Life & Health Insurance - 1.7%

 955,900

 China Life Insurance Co., Ltd./Taiwan

 $

 888,494

 415,000

 Ping An Insurance Group Co. of China, Ltd.

 3,377,333

 $

 4,265,827

 Total Insurance

 $

 4,265,827

 Real Estate - 0.8%

 Diversified REIT - 0.4%

 455,886

 Mexico Real Estate Management SA de CV

 $

 917,805

 Real Estate Development - 0.4%

 374,000

 China Overseas Land & Investment, Ltd.

 $

 1,051,500

 Total Real Estate

 $

 1,969,305

 Software & Services - 4.3%

 IT Consulting & Other Services - 4.3%

 64,642,000

 China ITS Holdings Co., Ltd.

 $

 10,666,493

 Total Software & Services

 $

 10,666,493

 Technology Hardware & Equipment - 2.6%

 Electronic Manufacturing Services - 2.6%

 1,873,681

 Hon Hai Precision Industry Co., Ltd.

 $

 6,403,590

 Total Technology Hardware & Equipment

 $

 6,403,590

 Semiconductors & Semiconductor Equipment - 6.4%

 Semiconductor Equipment - 4.9%

 128,200

 ASM Pacific Technology, Ltd.

 $

 1,334,356

 832,614

 Wonik IPS Co., Ltd. *

 10,677,915

 $

 12,012,271

 Semiconductors - 1.5%

 84,415

 SK Hynix, Inc.

 $

 3,785,591

 Total Semiconductors & Semiconductor Equipment

 $

 15,797,862

 Telecommunication Services - 5.4%

 Wireless Telecommunication Services - 5.4%

 3,680,046

 Global Telecom Holding SAE (G.D.R.) *

 $

 13,264,111

 Total Telecommunication Services

 $

 13,264,111

 Utilities - 4.8%

 Independent Power Producers & Energy Traders - 4.8%

 32,460,000

 Huaneng Renewables Corp, Ltd. *

 $

 11,930,460

 Total Utilities

 $

 11,930,460

 TOTAL COMMON STOCKS

 (Cost $218,206,064)

 $

 238,558,476

 Principal Amount ($)

 S&P/Moody's

 Ratings

 (unaudited)

 CORPORATE BONDS - 0.2%

 Household & Personal Products - 0.2%

 Personal Products - 0.2%

 BRL

 562,000

 NR/NR

 Hypermarcas SA,, 11.3%, 10/15/18 (c)

 $

 142,738

 BRL

 562,000

 NR/NR

 Hypermarcas SA,, 3.0%, 10/15/15 (c)

 282,912

 $

 425,650

 Total Household & Personal Products

 $

 425,650

 TOTAL CORPORATE BONDS

 (Cost $590,107)

 $

 425,650

 Shares

 S&P/Moody's

 Ratings

 (unaudited)

 RIGHTS / WARRANTS - 2.2%

 Household & Personal Products - 0.0%

 Personal Products - 0.0%

 562

 Hypermarcas SA,, 10/15/15 (c)

 $

                 -

 Total Household & Personal Products

 $

                 -

 Banks - 2.2%

 Diversified Banks - 2.2%

 165,472

 NR/NR

 HSBC Bank Plc, 2/10/15

 $

 2,272,240

 43,844

 NR/NR

 HSBC Bank Plc, 2/23/15

 1,359,019

 55,829

 NR/NR

 HSBC Bank Plc, 4/13/15

 1,760,287

 $

 5,391,546

 Total Banks

 $

 5,391,546

 TOTAL RIGHTS / WARRANTS

 (Cost $3,919,531)

 $

 5,391,546

 TOTAL INVESTMENT IN SECURITIES - 99.3%

 (Cost $222,732,394) (a) (b)

 $

 244,400,700

 OTHER ASSETS & LIABILITIES - 0.7%

 $

 1,824,363

 TOTAL NET ASSETS - 100.0%

 $

 246,225,063

 †

 Amount rounds to less than 0.1%.

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 (G.D.R.)

 Global Depositary Receipts.

 REIT

 Real Estate Investment Trust.

 (a)

 At August 31, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $223,452,931 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 26,359,065

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (5,411,296)

 Net unrealized appreciation

 $

 20,947,769

 (b)

 Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

 Cayman Islands

 15.3

 %

 Brazil

 13.9

 China

 9.7

 Russia

 6.9

 India

 6.2

 South Korea

 5.9

 Mexico

 5.8

 Egypt

 5.4

 Italy

 5.1

 Philippines

 3.4

 Taiwan

 3.3

 United Kingdom

 2.9

 Jersey Channel Islands

 2.9

 Hong Kong

 2.8

 Bermuda

 2.2

 Georgia

 1.9

 Austria

 1.7

 United Arab Emirates

 1.6

 South Africa

 1.0

 Other (individually less than 1.0%)

 2.1

 100.0

 %

 (c)

 Security is valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers).

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 BRL

 Brazilian Real

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

 The following is a summary of the inputs used as of August 31, 2014, in valuing the Funds's investments:

 Level 1

 Level 2

 Level 3

 Total

 Preferred Stocks

$
25,028

$
-

$
-

$
25,028

 Common Stocks*

-

-

-

-

  Energy

-

-

-

-

   Oil & Gas Refining & Marketing

9,348,783

-

-

9,348,783

  Transportation

-

-

-

-

   Airlines

479,376

3,202,868

-

3,682,244

   Highways & Railtracks

11,988,926

-

-

11,988,926

  Automobiles & Components

-

-

-

-

   Auto Parts & Equipment

13,532,781

-

-

13,532,781

  Food, Beverage & Tobacco

   Packaged Foods & Meats

11,022,149

-

-

11,022,149

  Banks

-

-

-

-

   Diversified Banks

2,317,797

25,651,810

-

27,969,607

   Consumer Finance

1,231,590

-

-

1,231,590

  Real Estate

-

-

-

-

   Diversified REIT

917,805

-

-

917,805

 All Other Common Stocks

-

158,864,591

-

158,864,591

 Corporate Bonds

-

-

425,650

425,650

 Rights/Warrants

5,391,546

-

-
**

5,391,546

 Total

$
56,255,781

$
187,719,269

$
425,650

$
244,400,700

 Other Financial Instruments

 Net Unrealized Appreciation Forward Foreign Currency Contracts

$
-

$
640,964

$
-

$
640,964

 Total

$
-

$
640,964

$
-

$
640,964

*

 Level 2 securities are valued using inputs/data furnished by independent pricing services using fair value factors.

**

 Security is valued at $0.

 Corporate

 Rights/

 Bonds

 Warrants

 Totals

 Balance as of 11/30/13

$
390,659

$
-
**

$
390,659

 Realized gain (loss)

-

-

-

 Change in unrealized appreciation (depreciation)

34,991

-

34,991

 Purchases

-

-

-

 Sales

-

-

-

 Transfers in and out of Level 3 *

-

-

-

 Balance as of 8/31/14

$
425,650

$
-
**

$
425,650

*

 Transfers are calculated on the beginning of period values. During the period ended August 31, 2014, there were no transfers between Levels 1, 2 and 3.

**

 Security is valued at $0.

 Net change in unrealized appreciation of Level 3 investments still held and considered Level 3 as of 8/31/14

$
34,991

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Emerging Markets Fund By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date October 30, 2014 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date October 30, 2014 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark Bradley, Treasurer and Chief Accounting and Financial Officer Date October 30, 2014 * Print the name and title of each signing officer under his or her signature.